Share Based Compensation - Summary of Activities of Restricted Shares Held by Shareholding Platforms (Details) - Restricted Shares shares in Thousands	12 Months Ended
Dec. 31, 2021 ¥ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Granted (to replace existing options) | shares	33,541
Number of Options, Vested | shares	(3,436)
Number of Options, Forfeited | shares	(7,331)
Number of Options, Unvested restricted shares, Ending Balance | shares	22,774
Number of Options, Restricted shares expected to vest on December 31, 2021 | shares	22,774
Weighted Average Grant date Fair value, Granted (to replace existing options) | ¥ / shares	¥ 3.99
Weighted Average Grant date Fair value, Vested | ¥ / shares	1.30
Weighted Average Grant date Fair value, Forfeited | ¥ / shares	3.44
Weighted Average Grant date Fair value, Unvested restricted shares, Ending Balance | ¥ / shares	4.57
Weighted Average Grant date Fair Value, Restricted shares expected to vest on December 31, 2021 | ¥ / shares	¥ 4.57